Note 8 - Stock Options (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Common Shares Reserved for Future Issuance [Table text Block]
(In thousands)	Common Shares Reserved for Future Issuance

Preferred Stock	1,067
2015 Plan	600
2005 Plan	824
Total	2,491

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	201 9		201 8
	Number of Options (in thousands)	Weighted Average Exercise Price	Number of Options (in thousands)	Weighted Average Exercise Price

Outstanding at beginning of year	1,235	$0.83	1,746	$0.68
Granted at price = market value	34	4.40	24	1.15
Granted at price > market value	—	—	—	—
Exercised	(294)	0.81	(451)	0.37
Forfeited	—	—	—	—
Expired	—	—	(84)	0.22

Outstanding at end of year	975	$0.96	1,235	$0.83
Options exercisable at end of year	917	$0.84	1,172	$0.84

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Outstanding at 12/31/1 9 (in thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Exercisable at 12/31/1 9 (in thousands)	Weighted Average Exercise Price

$ 0.34	-	$0.50	391	2.86	$0.42	383	$0.42
$ 0.51	-	$1.00	330	1.53	0.68	330	0.68
$ 1.01	-	$2.00	173	4.69	1.71	157	1.77
$ 2.01	-	$4.75	81	6.95	3.12	47	2.20
			975	3.08	$0.96	917	$0.84

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Outstanding Stock Options (Fully Vested and Expected to Vest)*	Options that are Exercisable
As of December 31, 201 9
Number of outstanding options (in thousands)	970	917
Weighted average remaining contractual life	3.04	2.71
Weighted average exercise price per share	$0.95	$0.84
Intrinsic value (in thousands)	$4,411	$4,278